Registration No. 333-81501
                                                      Registration No. 811-01705

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 16                                  [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 165
                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[   ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]     On August 25, 2006 pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 16 ("PEA") to the Form N-4 Registration Statement No. 333-81501 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 25, 2006 TO THE VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUS FOR EQUI-VEST SERIES 800 DATED MAY 1, 2006
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information, dated May 1, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about September 18, 2006, subject to regulatory approval, we anticipate making available the following new variable investment options. These options invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. AXA Equitable serves as the investment manager of AXA Premier VIP Trust and EQ Advisors Trust.

------------------------------------------------------------------------------------------------------
Portfolio Name                         Portfolio Objective
------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
------------------------------------------------------------------------------------------------------
Target 2015 Allocation                 Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and
                                       income.
------------------------------------------------------------------------------------------------------
Target 2025 Allocation                 Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and
                                       income.
------------------------------------------------------------------------------------------------------
Target 2035 Allocation                 Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and
                                       income.
------------------------------------------------------------------------------------------------------
Target 2045 Allocation                 Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and
                                       income.
------------------------------------------------------------------------------------------------------
EQ Advisors Trust
------------------------------------------------------------------------------------------------------
EQ/Franklin Income                     Seeks to maximize income while maintaining prospects
                                       for capital appreciation.
------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value            Seeks long-term total return.
------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                       Seeks capital appreciation, which may occasionally be
                                       short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                  Seeks capital appreciation.
------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap   Seeks capital appreciation.
------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                    Seeks long-term capital growth.
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Portfolio Name                         Adviser(s)
--------------------------------------------------------------------------------
AXA Premier VIP Trust
--------------------------------------------------------------------------------
Target 2015 Allocation                 o AXA Equitable
--------------------------------------------------------------------------------
Target 2025 Allocation                 o AXA Equitable
--------------------------------------------------------------------------------
Target 2035 Allocation                 o AXA Equitable
--------------------------------------------------------------------------------
Target 2045 Allocation                 o AXA Equitable
--------------------------------------------------------------------------------
EQ Advisors Trust
--------------------------------------------------------------------------------
EQ/Franklin Income                     o Franklin Advisers, Inc.
--------------------------------------------------------------------------------
EQ/Franklin Small Cap Value            o Franklin Advisory Services, LLC
--------------------------------------------------------------------------------
EQ/Mutual Shares                       o Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------
EQ/Oppenheimer Global                  o OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap   o OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
EQ/Templeton Growth                    o Templeton Global Advisors Limited
--------------------------------------------------------------------------------


333-1394                                                           136828 (7/06)
EV 800 New Biz/In Force (SAR)                                             x01387

B.   FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

--------------------------------------------------------------------------------
                                        Management                   Other
         Portfolio Name                   Fees        12b-1 Fees    Expenses*
 AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------
 Target 2015 Allocation                 0.10%         0.25%         0.27%
 Target 2025 Allocation                 0.10%         0.25%         0.27%
 Target 2035 Allocation                 0.10%         0.25%         0.27%
 Target 2045 Allocation                 0.10%         0.25%         0.27%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST
--------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short      1.40%         0.25%         0.36%
   Equity+
 EQ/Franklin Income                     0.90%         0.25%         0.17%
 EQ/Franklin Small Cap Value            0.90%         0.25%         0.17%
 EQ/Mutual Shares                       0.90%         0.25%         0.17%
 EQ/Oppenheimer Global                  0.95%         0.25%         0.17%
 EQ/Oppenheimer Main Street Small Cap   0.90%         0.25%         0.17%
 EQ/Small Cap Value++                   0.73%         0.25%         0.19%
 EQ/Templeton Growth                    0.95%         0.25%         0.17%
--------------------------------------------------------------------------------



                                                                                       Net Total
                                                        Total Annual    Fee Waivers     Annual
                                          Underlying      Expenses        and/or       Expenses
                                          Portfolio       (Before         Expense        After
                                           Fees and       Expense       Reimburse-      Expense
               Portfolio Name             Expenses**    Limitation)      ments***     Limitations
--------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------------------------
 Target 2015 Allocation                 0.62%         1.24%           (0.02)%        1.22%
 Target 2025 Allocation                 0.63%         1.25%           (0.02)%        1.23%
 Target 2035 Allocation                 0.65%         1.27%           (0.02)%        1.25%
 Target 2045 Allocation                 0.66%         1.28%           (0.02)%        1.26%
--------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
--------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short        --          2.01%           (0.02)%        1.99%
   Equity+
 EQ/Franklin Income                       --          1.32%           (0.02)%        1.30%
 EQ/Franklin Small Cap Value              --          1.32%           (0.02)%        1.30%
 EQ/Mutual Shares                         --          1.32%           (0.02)%        1.30%
 EQ/Oppenheimer Global                    --          1.37%           (0.02)%        1.35%
 EQ/Oppenheimer Main Street Small Cap     --          1.32%           (0.02)%        1.30%
 EQ/Small Cap Value++                     --          1.17%           (0.07)%        1.10%
 EQ/Templeton Growth                      --          1.37%           (0.02)%        1.35%
--------------------------------------------------------------------------------------------------

* With the exception of the EQ/Small Cap Value Portfolio, the Portfolios have no operating history prior to the date of this supplement. "Other Expenses" of each Portfolio are based on estimated amounts for the current fiscal period.

** The Target Allocation investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each Target Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each Target Allocation portfolio's pro rata share of the fees and expenses of various underlying portfolios in which it invests. The fees and expenses are based on estimated amounts for the current fiscal period. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e. it is not an allocation portfolio.


*** The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for Portfolios of AXA Premier VIP Trust and EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to those Portfolios. For the portfolios of the EQ Advisors Trust, these agreements are effective through April 30, 2008 with the exception of the EQ/Small Cap Value Portfolio, which is effective through April 30, 2007. For the Portfolios of the AXA Premier Trust, these agreements are effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.

+ This portfolio is being added pursuant to "Fund Substitutions -- Combination of certain investment options" described later in Section F of this supplement.

++ The fee structure of this portfolio has changed. This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option name changes" in Section D.

C.   EXAMPLE

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2005, which results in an estimated annual charge of 0.0593% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the optional enhanced death benefit charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" in the prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the ratcheted death benefit has been elected; and (iv) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract
                                        at the end of the applicable time          If you annuitize at the end of the
                                                     period                              applicable time period
                                    ---------------------------------------------------------------------------------------

                                     1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation                $879     $1,632     $2,407      $3,853      $712     $1,451     $2,210      $4,203
Target 2025 Allocation                $880     $1,635     $2,411      $3,862      $713     $1,454     $2,215      $4,212
Target 2035 Allocation                $882     $1,641     $2,421      $3,881      $715     $1,460     $2,225      $4,231
Target 2045 Allocation                $883     $1,644     $2,426      $3,890      $716     $1,463     $2,230      $4,240
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                              $956     $1,855     $2,764      $4,543      $793     $1,686     $2,589      $4,893
EQ/Franklin Income                    $887     $1,656     $2,444      $3,927      $720     $1,476     $2,250      $4,277
EQ/Franklin Small Cap Value           $887     $1,656     $2,444      $3,927      $720     $1,476     $2,250      $4,277
EQ/Mutual Shares                      $887     $1,656     $2,444      $3,927      $720     $1,476     $2,250      $4,277
EQ/Oppenheimer Global                 $892     $1,670     $2,468      $3,973      $726     $1,491     $2,275      $4,323
EQ/Oppenheimer Main Street
 Small Cap                            $887     $1,656     $2,444      $3,927      $720     $1,476     $2,250      $4,277
EQ/Small Cap Value++                  $872     $1,612     $2,374      $3,787      $705     $1,429     $2,175      $ 4137
EQ/Templeton Growth                   $892     $1,670     $2,468      $3,973      $726     $1,491     $2,275      $4,323
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                     If you do not surrender your contract
                                    at the end of the applicable time period
------------------------------------------------------------------------------
                                     1 year    3 years    5 years    10 years
------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------
Target 2015 Allocation                $362     $1,101     $1,860     $3,853
Target 2025 Allocation                $363     $1,104     $1,865     $3,862
Target 2035 Allocation                $365     $1,110     $1,875     $3,881
Target 2045 Allocation                $366     $1,113     $1,880     $3,890
------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                              $443     $1,336     $2,239     $4,543
EQ/Franklin Income                    $370     $1,126     $1,900     $3,927
EQ/Franklin Small Cap Value           $370     $1,126     $1,900     $3,927
EQ/Mutual Shares                      $370     $1,126     $1,900     $3,927
EQ/Oppenheimer Global                 $376     $1,141     $1,925     $3,973
EQ/Oppenheimer Main Street
 Small Cap                            $370     $1,126     $1,900     $3,927
EQ/Small Cap Value++                  $355     $1,079     $1,825     $3,787
EQ/Templeton Growth                   $376     $1,141     $1,925     $3,973
------------------------------------------------------------------------------

+ This portfolio is being added pursuant to "Fund Substitutions -- Combination of certain investment options" described later in Section F of this supplement.

++ This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option name changes" in Section D.

D.   PORTFOLIO/OPTION NAME CHANGES

All references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below effective September 18,2006, except EQ/Bear Stearns Small Company Growth which is effective August 25, 2006 and EQ/Lazard Small Cap Value which is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:



---------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
EQ/Alliance International                        EQ/AllianceBernstein International
EQ/Alliance Large Cap Growth                     EQ/AllianceBernstein Large Cap Growth
EQ/Alliance Quality Bond                         EQ/AllianceBernstein Quality Bond
EQ/Alliance Small Cap Growth                     EQ/AllianceBernstein Small Cap Growth
EQ/Bear Stearns Small Company Growth             EQ/Small Company Growth
EQ/Bernstein Diversified Value                   EQ/AllianceBernstein Value
EQ/Lazard Small Cap Value                        EQ/Small Cap Value+++
---------------------------------------------------------------------------------------------------------

+++ The fee structure of this portfolio has also changed, but the Net Total Annual Expenses After Expense Limitations remains the same. Please see the "Fee table" in Section B for the new expense structure.


E.   INVESTMENT ADVISER CHANGES

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, the following sub-adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as sub-adviser to the EQ/Mercury Basic Value Equity portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch

Investment Managers International Limited as sub-adviser to the EQ/Mercury International Value portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as sub-adviser to the EQ/Long Term Bond and EQ/Short Duration Bond portfolios. AXA Equitable will continue to serve as the portfolios' investment manager.


F.   FUND SUBSTITUTION -- COMBINATION OF CERTAIN VARIABLE INVESTMENT OPTIONS

On or about December 1, 2006, subject to regulatory approval, interests in the following variable investment option (the "surviving option") will replace interests in the current variable investment option (the "replaced option"), as listed in the table below. The table also shows the objective, and sub-adviser for the surviving option. We will move the assets from the replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers also will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or agents of contract owners as more fully described in "Disruptive transfer activity" under "Transferring your money among investment options" in your prospectus. Any contract value remaining in a replaced option on the substitution date will be transferred to the surviving option. Please contact the processing office referenced in your prospectus for more information about these options and for information on how to transfer your contract value.

--------------------------------------------------------------------------------------------------------------------------
Trust                          Trust/Share Class
Replaced (Current) Portfolio   Surviving/New Portfolio    Objective                            Advisers
--------------------------------------------------------------------------------------------------------------------------

 Laudus Variable               EQ/Advisors Trust --
 Insurance Trust               Class A
--------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value     EQ/AXA Rosenberg Value    Seeks to increase value through      AXA Rosenberg Investment
Long/Short Equity              Long/Short Equity         bull markets and bear markets        Management LLC
                                                         using strategies that are designed
                                                         to limit exposure to general equity
                                                         market risk.
--------------------------------------------------------------------------------------------------------------------------

G.   SELECTING YOUR INVESTMENT METHOD

The following investment options are added to "Domestic stocks" in group "A" of the investment options chart under "Selecting your investment method":

     EQ/Franklin Small Cap Value, EQ/Mutual Shares, EQ/Oppenheimer Main Street Small Cap, EQ/Templeton Growth, Target 2015 Allocation,* Target 2025 Allocation,* Target 2035 Allocation,* Target 2045 Allocation*

The following investment option is added to "International stocks" in group "A" of the investment options chart under "Selecting your investment method":

     EQ/Oppenheimer Global

The following investment option is added to "Fixed income" in group "B" of the investment options chart under "Selecting your investment method":

     EQ/Franklin Income

H.   TRANSFERRING YOUR ACCOUNT VALUE

Under "Transferring your account value" in "Transferring your money among investment options," the sixth and seventh bullets are deleted in their entirety and replaced with the following:

o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the

----------
* Since these investment options, collectively, the "Target Allocation investment options," as they approach their respective target dates, and thereafter, are expected to invest more heavily in fixed income securities, we reserve the right to make them group "B" investment options at or after their respective target dates. Please note that if you select the "Maximum transfer flexibility" method, and have included any of the Target Allocation investment options among your investment options, you will be deemed to have changed to the "maximum investment options choice" method. If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

     guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of August, 2006.


                                           SEPARATE ACCOUNT A OF
                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                           By: AXA Equitable Life Insurance
                                               Company

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of August, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                Mary R. (Nina) Henderson      Joseph H. Moglia
Christopher M. Condron          James F. Higgins              Peter J. Tobin
Henri de Castries               W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne                   Scott D. Miller






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 21, 2006